Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Dividend payments to Methanex Corporation shareholders (in usd per share)	$ 0.620	$ 0.325